TAXES ON INCOME - Significant components of the Group's deferred tax liabilities and assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 26,506	$ 31,391
Reserves and allowances	10,861	12,588
Net deferred tax assets before valuation allowance	37,367	43,979
Less - valuation allowance	(25,286)	(23,513)
Deferred tax asset	12,081	20,466
Deferred tax liability	(206)	(139)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	6,643	13,863
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	5,438	6,603
Deferred tax liability	$ (206)	$ (139)